Form N-1A Cover	May 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capital Group Global Equity ETF
Entity Central Index Key	0002008374
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2025
Capital Group Global Equity ETF [Member]
Prospectus [Line Items]
Prospectus Date	May 30, 2024
Capital Group Global Growth Equity ETF [Member]
Prospectus [Line Items]
Prospectus Date	Aug. 01, 2024